UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 028-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $77,048
                                         (thousands)


List of Other Included Managers:

NONE

                                                      FORM 13F INFORMATION TABLE
                                                             June 30, 2005

                                                      Market Value                  PUT/ Investment  Other          Voting Authority
 Investment Description    Asset Class        Cusip     (in 000's) Quantity  Sh/Prn CALL Discretn   Managers  Sole    Shared    None
 ----------------------    -----------        -----     ---------- --------  ------ ---- ---------  --------  ----    ------    ----
AMERICREDIT CORP               Com            03060R101   2,369     92,899    SH           Sole     None     92,899     0        0
ANCHOR GLASS CONTAINER CP NE   Com            03304B300     323    239,200    SH           Sole     None    239,200     0        0
CLEAN HARBORS INC              Com            184496107   3,285    151,500    SH           Sole     None    151,500     0        0
COACH INC                      Com            189754104   3,689    109,900    SH           Sole     None    109,900     0        0
COMPUDYNE CORP                 Com Par $0.75  204795306   1,372    196,000    SH           Sole     None    196,000     0        0
CRUCELL N V                    Sponsored ADR  228769105   2,306     96,050    SH           Sole     None     96,050     0        0
DEPOMED INC                    Com            249908104     461    105,600    SH           Sole     None    105,600     0        0
FORDING CDN COAL TR            TR Unit        345425102   1,826     19,800    SH           Sole     None     19,800     0        0
GOLDEN WEST FINL CORP DEL      Com            381317106   1,513     23,500    SH           Sole     None     23,500     0        0
SCHEIN HENRY INC               Com            806407102   2,429     58,500    SH           Sole     None     58,500     0        0
HOVNANIAN ENTERPRISES INC      CL A           442487203   2,996     45,950    SH           Sole     None     45,950     0        0
IMAGE ENTMT INC                Com New        452439201     445    158,500    SH           Sole     None    158,500     0        0
IMAX CORP                      Com            45245E109   5,358    539,000    SH           Sole     None    539,000     0        0
INTUITIVE SURGICAL INC         Com New        46120E602   2,257     48,384    SH           Sole     None     48,384     0        0
KB HOME                        Com            48666K109   4,757     62,400    SH           Sole     None     62,400     0        0
LEXAR MEDIA INC                Com            52886P104     405     82,400    SH           Sole     None     82,400     0        0
LIONS GATE ENTMNT CORP         Com            535919203   7,211    702,850    SH           Sole     None    702,850     0        0
MANHATTAN ASSOCS INC           Com            562750109     851     44,300    SH           Sole     None     44,300     0        0
NUVELO INC                     Com New        67072M301     863    111,700    SH           Sole     None    111,700     0        0
OCCULOGIX INC                  Com            67461T107   3,279    390,850    SH           Sole     None    390,850     0        0
OM GROUP INC                   Com            670872100   1,773     71,800    SH           Sole     None     71,800     0        0
ORTHOLOGIC CORP                Com            68750J107     571    147,656    SH           Sole     None    147,656     0        0
PAXAR CORP                     Com            704227107   6,757    380,700    SH           Sole     None    380,700     0        0
ROCKWELL AUTOMATION INC        Com            773903109   3,678     75,500    SH           Sole     None     75,500     0        0
SAN JUAN BASIN RTY TR          Unit Ben Int   798241105     713     17,000    SH           Sole     None     17,000     0        0
SUPERCONDUCTOR TECHNOLOGIES    Com            867931107     322    495,800    SH           Sole     None    495,800     0        0
TOLL BROTHERS INC              Com            889478103   3,671     36,150    SH           Sole     None     36,150     0        0
UCBH HOLDINGS INC              Com            90262T308   1,679    103,400    SH           Sole     None    103,400     0        0
VALERO ENERGY CORP NEW         Com            91913Y100   2,282     28,850    SH           Sole     None     28,850     0        0
WALTER INDS INC                Com            93317Q105   3,304     82,200    SH           Sole     None     82,200     0        0
WCI CMNTYS INC                 Com            92923C104     903     28,200    SH           Sole     None     28,200     0        0
WHEELING PITTSBURGH CORP       Com New        963142302   2,656    172,711    SH           Sole     None    172,711     0        0
WPT ENTERPRISES INC            Com            98211W108     743     38,100    SH           Sole     None     38,100     0        0

                                                         77,048
                                                        -------

03180.0001 #592616